Financial Instruments (Details 10) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sensitivity analysis for financial derivatives-relative changes in exchange rates +10% [Member] | Change in exchange rate of Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	₪ (529)	₪ (494)
Sensitivity analysis for financial derivatives-relative changes in exchange rates +10% [Member] | Change in exchange rate of U.S.$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(72)	(70)
Sensitivity analysis for financial derivatives-relative changes in exchange rates +10% [Member] | Change in exchange rate of C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(154)	(172)
Sensitivity analysis for financial derivatives-relative changes in exchange rates +10% [Member] | Change in exchange rate of Brazilian Real [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)		(8)
Sensitivity analysis for financial derivatives-relative changes in exchange rates +5% [Member] | Change in exchange rate of Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(245)	(245)
Sensitivity analysis for financial derivatives-relative changes in exchange rates +5% [Member] | Change in exchange rate of U.S.$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(36)	(35)
Sensitivity analysis for financial derivatives-relative changes in exchange rates +5% [Member] | Change in exchange rate of C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(77)	(86)
Sensitivity analysis for financial derivatives-relative changes in exchange rates +5% [Member] | Change in exchange rate of Brazilian Real [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)		(4)
Sensitivity analysis for financial derivatives-relative changes in exchange rates -5% [Member] | Change in exchange rate of Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	245	245
Sensitivity analysis for financial derivatives-relative changes in exchange rates -5% [Member] | Change in exchange rate of U.S.$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	36	35
Sensitivity analysis for financial derivatives-relative changes in exchange rates -5% [Member] | Change in exchange rate of C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	77	86
Sensitivity analysis for financial derivatives-relative changes in exchange rates -5% [Member] | Change in exchange rate of Brazilian Real [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)		4
Sensitivity analysis for financial derivatives-relative changes in exchange rates -10% [Member] | Change in exchange rate of Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	489	489
Sensitivity analysis for financial derivatives-relative changes in exchange rates -10% [Member] | Change in exchange rate of U.S.$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	72	69
Sensitivity analysis for financial derivatives-relative changes in exchange rates -10% [Member] | Change in exchange rate of C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	₪ 154	172
Sensitivity analysis for financial derivatives-relative changes in exchange rates -10% [Member] | Change in exchange rate of Brazilian Real [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)		₪ 8